UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     Managing Member
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $918,503 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE ONE INTL INC          COM              018772103     2979   784054 SH       DEFINED 1   2          784054        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    55772    19260 SH       DEFINED 1   2           19260        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    25342  1122329 SH       DEFINED 1   2         1122329        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104     7804  2446303 SH       DEFINED 1   2         2446303        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    41756  1645863 SH       DEFINED 1   2         1645863        0        0
ENTERPRISE GP HLDGS L P        UNIT LP INT      293716106     5730   228014 SH       DEFINED 1   2          228014        0        0
EOG RES INC                    COM              26875P101    16780   247061 SH       DEFINED 1   2          247061        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    42436  2126050 SH       DEFINED 1   2         2126050        0        0
HEWLETT PACKARD CO             COM              428236103    24761   640653 SH       DEFINED 1   2          640653        0        0
IESI BFC LTD                   COM              44951D108     1859   159550 SH       DEFINED 1   2          159550        0        0
INVENTIV HEALTH INC            COM              46122E105    15505  1145943 SH       DEFINED 1   2         1145943        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432     7093    75000 SH       DEFINED 1   2           75000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    13348   840000 SH       DEFINED 1   2          840000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   139833  5237207 SH       DEFINED 1   2         5237207        0        0
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108    50063  2379430 SH       DEFINED 1   2         2379430        0        0
MF GLOBAL LTD                  SHS              G60642108    18183  3066313 SH       DEFINED 1   2         3066313        0        0
MICROSOFT CORP                 COM              594918104    25468  1071455 SH       DEFINED 1   2         1071455        0        0
MONSANTO CO NEW                COM              61166W101     3717    50000 SH  CALL DEFINED 1   2           50000        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   155256  4303100 SH       DEFINED 1   2         4303100        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    88475  2452181 SH       OTHER   1   2               0  2452181        0
SAIC INC                       COM              78390X101    44562  2402241 SH       DEFINED 1   2         2402241        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    17090   614090 SH       DEFINED 1   2          614090        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     4780   400000 SH  PUT  DEFINED 1   2          400000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    15300   167800 SH       DEFINED 1   2          167800        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714     5542   200000 SH  PUT  DEFINED 1   2          200000        0        0
SPDR TR                        UNIT SER 1       78462F103    17833   193942 SH       DEFINED 1   2          193942        0        0
STRAYER ED INC                 COM              863236105    10483    48065 SH       DEFINED 1   2           48065        0        0
TFS FINL CORP                  COM              87240R107    45175  4253732 SH       DEFINED 1   2         4253732        0        0
TIBCO SOFTWARE INC             COM              88632Q103      930   129700 SH       DEFINED 1   2          129700        0        0
ULTRA PETROLEUM CORP           COM              903914109    14648   375589 SH       DEFINED 1   2          375589        0        0